Fair Value Measurements (Details) - Schedule of changes in the level 3 convertible promissory notes and securities measured at fair value - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement adjustments	$ (17,381)	$ 2,920	$ (17,026)	$ 93,029
Fair Value, Inputs, Level 3 [Member] | Mudrick Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	40,370	$ 56,743	56,743
Fair value measurement adjustments	26,020		15,874
OCI - Change in fair value of the convertible instrument liability			(32,247)
Balance (end of period)	66,390		40,370	$ 56,743
Fair Value, Inputs, Level 3 [Member] | Mudrick Super Priority Note Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	18,568
Additions	21,180		17,416
Fair value measurement adjustments	(8,285)		1,152
Balance (end of period)	$ 31,463		$ 18,568